CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended			201 Months Ended
	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)
Cash Flows From Operating Activities:
Net loss	$ (9,490,278)	$ (21,675,867)	$ (25,279,940)	$ (354,173,560)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	612,658	742,961	780,250	9,908,540
Minority interest share of loss	0	0	0	(3,038,185)
Reduction of notes receivable - common stock in exchange for services rendered	0	0	0	423,882
Write-off of uncollectible notes receivable - common stock	0	0	0	391,103
Write-off of deferred offering costs	0	0	0	3,406,196
Write-off of abandoned patents	440,780	0	0	1,353,976
(Gain)/loss on disposal of property and equipment	(2,027,939)	35,878	0	(1,991,150)
Loss on extinguishment of debt	0	0	0	14,134,068
Common stock issued as employee compensation	130,544	100,999	104,738	4,011,938
Amortization of options and option modifications as stock compensation	602,384	936,465	1,765,381	3,411,226
Common stock issued for services rendered	699,445	1,990,005	1,755,200	14,507,279
Amortization of prepaid services in conjunction with common stock issuance	0	0	0	138,375
Non-cash compensation expense	0	0	0	45,390
Stock options and warrants issued for services rendered	0	0	591,000	7,956,723
Issuance of warrants as additional exercise right inducement	0	0	0	21,437,909
Preferred stock issued for services rendered	0	0	0	100
Treasury stock redeemed for non-performance of services	0	0	0	(138,000)
Amortization of deferred debt issuance costs and loan origination fees	0	0	0	2,405,629
Amortization of discount on convertible debentures	0	0	0	38,345,592
Common stock issued for interest on convertible debentures & preferred stock	485,190	0	0	1,242,704
Interest on short-term advance	0	0	0	22,190
Founders' shares transferred for services rendered	0	0	0	353,506
Fees in connection with refinancing of debt	0	0	0	113,274
Warrant repricing costs	0	0	0	3,198,604
Change in fair value of derivative liabilities	1,081,440	(2,220,916)	(4,125,590)	715,977 [1]
Changes in operating assets and liabilities (excluding the effects of acquisition):
Accounts receivable	8,470	62,200	(12,482)	(15,047)
Miscellaneous receivables	0	0	0	43,812
Inventory	716,392	1,197,768	(618,401)	(20,091)
Other current assets	20,946	116,171	601,115	(182,948)
Accounts payable and accrued expenses	(1,218,616)	1,811,120	1,878,296	15,023,940
Deferred revenue	(105,395)	(28,152)	252,042	257,332
Other, net	0	0	0	110,317
Net Cash Used in Operating Activities	(8,043,979)	(16,931,368)	(22,312,127)	(216,599,398)
Cash Flows From Investing Activities:
Purchase of property and equipment	(2,416)	(52,383)	(159,708)	(4,809,439)
Proceeds from sale of property and equipment	4,953,325	0	0	4,953,325
Costs incurred for patents	(173,775)	(234,984)	(228,777)	(2,840,046)
Change in restricted cash	0	0	0	512,539
Proceeds from maturity of short term investments	0	0	0	195,242,918
Purchases of short-term investments	0	0	0	(195,242,918)
Cash received in conjunction with merger	0	0	0	82,232
Advances to Antigen Express, Inc.	0	0	0	(32,000)
Increase in officers' loans receivable	0	0	0	(1,126,157)
Change in deposits	0	0	0	(652,071)
Change in notes receivable - common stock	0	0	0	(91,103)
Change in due from related parties	0	0	0	(2,222,390)
Other, net	0	0	0	89,683
Net Cash Provided By (Used in) Investing Activities	4,777,134	(287,367)	(388,485)	(6,135,427)
Cash Flows From Financing Activities:
Proceeds from short-term advance	0	0	0	325,179
Repayment of short-term advance	0	0	0	(347,369)
Proceeds from issuance of long-term debt	3,561,688	0	0	5,567,297
Repayment of long-term debt	(4,821,511)	(116,632)	(100,030)	(7,062,699)
Repayment of obligations under capital lease	0	(7,818)	(39,950)	(83,002)
Change in due to related parties	0	0	0	154,541
Proceeds from exercise of warrants	30,000	0	1,574,062	45,728,281
Proceeds from exercise of stock options	1,300	577	0	5,003,793
Proceeds from minority interest investment	0	0	0	3,038,185
Proceeds from issuance of preferred stock	1,975,000	2,315,000	0	16,305,000
Redemption of SVR preferred stock	0	0	0	(100)
Proceeds from issuance of convertible debentures, net	0	0	0	40,704,930
Payment of costs associated with convertible debentures	0	0	0	(722,750)
Repayments of convertible debentures	0	0	0	(5,142,424)
Purchase of treasury stock	0	0	0	(483,869)
Proceeds from issuance of common stock, net	0	3,939,000	20,900,289	120,576,242
Purchase and retirement of common stock	0	0	0	(497,522)
Net Cash Provided by Financing Activities	746,477	6,130,127	22,334,371	223,063,713
Effect of Exchange Rates on Cash	(32,120)	6,535	50,063	(82,579)
Net (Decrease) Increase in Cash and Cash Equivalents	(2,552,488)	(11,082,073)	(316,178)	246,309
Cash and Cash Equivalents, Beginning of Period	2,798,797	13,880,870	14,197,048	0
Cash and Cash Equivalents, End of Period	$ 246,309	$ 2,798,797	$ 13,880,870	$ 246,309

[1]	includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Warrant Liability.